Dividends - Disclosure of interim dividends paid (Parenthetical) (Details) - ₩ / shares	3 Months Ended
	Nov. 04, 2025	Aug. 01, 2025	May 02, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
Convertible Preferred Stocks [Member]
Disclosure Of Interim Dividends Paid [Line Items]
Dividends Payable Amount Per Share									₩ 525
Ordinary shares [member]
Disclosure Of Interim Dividends Paid [Line Items]
Dividends Payable Amount Per Share	₩ 570	₩ 570	₩ 570	₩ 540	₩ 540	₩ 540	₩ 525	₩ 525	₩ 525